Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Inventories [Abstract]
Consumables	[1]	$ 3,306	$ 2,794
Allowance for inventory write-down	[2]	(188)	(166)
Gold stockpile		150	185
Gold in progress	[3]	643	375
Inventories		$ 3,911	$ 3,188

[1]	— Inventory is comprised of consumable stores utilized by the mines. The amount of inventories recognized as an expense in the period amount to $10.1 million (2024: $10.1 million).
[2]	— Allowance for inventory write-down is related to consumables.
[3]	— Gold in progress balance as of December 31, 2025 consists of 336 ounces (2024: 229 ounces).